                          AMERICAN CENTURY INVESTMENTS
                                4500 MAIN STREET
                           KANSAS CITY, MISSOURI 64111

March 23, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:      American Century Variable Portfolios, Inc.
         (CIK 0000814680)

Ladies and Gentlemen:

     On behalf of the  above-referenced  Registrant,  transmitted  herewith  for filing  pursuant to Rule  14a-6(a)  of  Regulation  14(a)  under the  Securities
Exchange  Act of 1934 are  preliminary  proxy  materials  relating  to a Special
Meeting of the Registrant to be held on June 27, 2007. The Registrant intends to release to  shareholders  definitive  copies of the proxy  statement and form of proxy on April 13, 2007.

     If you have any  questions or comments  pertaining  to this filing,  please direct them to me at (816) 340-3224.

Sincerely,

/s/ Christine J. Crossley
-------------------------------------------
Christine J. Crossley
Corporate Counsel